UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8791

StockCar Stocks Mutual Fund, Inc.

(Exact name of registrant as specified in charter)

200 Mansell Court East, Suite 430

Roswell, Georgia 30076

(Address of principal executive offices)

 (Zip code)

Summit Services, Inc.

200 Mansell Court East, Suite 430

Roswell, Georgia 30076

(Name and address of agent for service)

Copies to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, Suite 1400

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: 800-494-2755

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

StockCar Stocks Index Fund

ACTION PERFORMANCE COS.

Ticker Symbol:ATN	Cusip Number:004933107
Record Date: 10/17/2005	Meeting Date: 12/1/2005
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Approve the acquisition of ATN by SMISC, LLC, a joint venture of International Speedway Corp. and Speedway Motorsports, Inc.	For	Issuer	With

ADVANCE AUTO PARTS, INC.

Ticker Symbol:AAP	Cusip Number:00751Y106
Record Date: 3/29/2006	Meeting Date: 5/17/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 10 Directors	For	Issuer	With

ALLSTATE CORP.

Ticker Symbol:ALL	Cusip Number:020002101
Record Date: 3/17/2006	Meeting Date: 5/16/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 11 Directors	For	Issuer	With
2	Ratify appointment of auditors.	For	Issuer	With
3	Approve amended/restated 2001 equity incentive plan	Against	Issuer	Against
4	Approve 2006 equity compensation plan for non-employee directors.	For	Issuer	With
5	Provide for majority vote to elect directors	Against	Stockholder	With
6	To greatest-possible extent, provide for simple majority vote on issues subject-to shareholder vote.	For	Stockholder	Against

ALLTEL CORP.

Ticker Symbol:AT	Cusip Number:020039103
Record Date: 2/24/2006	Meeting Date: 4/20/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 4 Directors	For	Issuer	With
2	Approve amended and restated AT Performance Incentive Comp. Plan	Against	Issuer	Against
3	Approve amended and restated AT L-T Performance Incentive Plan	Against	Issuer	Against
4	Ratify appointment of auditors.	For	Issuer	With

ANHEUSER BUSCH COMPANIES.

Ticker Symbol:BUD	Cusip Number:035229103
Record Date: 2/28/2006	Meeting Date: 4/26/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 5 Directors	For	Issuer	With
2	Amend Restated Articles of Incorporation to eliminate the Classified Board Structure.	For	Issuer	With
3	Approve 2006 Restricted Stock Plan for Non-Employee Directors.	For	Issuer	With
4	Approve appointment of auditors.	For	Issuer	With

ASHLAND, INC.

Ticker Symbol:ASH	Cusip Number:044209104
Record Date: 11/21/2005	Meeting Date: 1/26/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 3 Directors	For	Issuer	With
2	Ratify appointment of auditors	For	Issuer	With
3	Approve Ashland, Inc. 2006 Incentive Plan	Against	Issuer	Against

AT&T, INC.

Ticker Symbol:T	Cusip Number:00206R102
Record Date: 3/1/2006	Meeting Date: 4/28/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 17 Directors	For	Issuer	With
2	Approve appointment of auditors.	For	Issuer	Against
3	Approve 2006 Incentive Plan	For	Issuer	With
4	Approve amendment to restated certificate of incorporation.	Against	Issuer	Against
5	Require reporting on Political Contributions.	Abstain	Stockholder	Against
6	Require independent Chair of Board of Directors.	For	Stockholder	Against
7	Request Board Compensation Committee review of Executive Compensation	For	Stockholder	Against
8	Shareholder approval of all future compensation arrangements for Non-Employee Directors	Against	Stockholder	With
9	Shareholder approval of any Severance Arrangement providing benefits exceeding 2.99 times the officer's base salary plus bonus.	Against	Stockholder	With
10	Require simple majority vote on all issues subject-to shareholder vote.	Against	Stockholder	With

BELLSOUTH CORP.

Ticker Symbol:BLS	Cusip Number:079860102
Record Date: 3/6/2006	Meeting Date: 4/24/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 11 Directors	For	Issuer	With
2	Ratify appointment of auditors.	For	Issuer	With
3	Disclose Political Contributions	Abstain	Issuer	Against

CATERPILLAR, INC.

Ticker Symbol:CAT	Cusip Number:149123101
Record Date: 4/17/2006	Meeting Date: 6/14/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 4 Directors	For	Issuer	With
2	Amend Articles of Incorporation	Against	Issuer	Against
3	Adopt Long-Term Incentive Plan	For	Issuer	With
4	Adopt Short-term Incentive Plan	Against	Issuer	Against
5	Ratify appointment of auditors.	For	Issuer	With
6	Proposal to de-classify the Board of Directors	For	Stockholder	Against
7	Separate roles of Chairman and CEO.	For	Stockholder	Against
8	Provide for majority vote to elect directors.	Against	Stockholder	With

CHEVRON CORP.

Ticker Symbol:CVX	Cusip Number:166764100
Record Date: 3/6/2006	Meeting Date: 4/26/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 13 Directors	For	Issuer	With
2	Ratify appointment of auditors.	For	Issuer	With
3	Amend by-laws to reimburse proponents for expenses of proposals in proxy statements.	Against	Stockholder	With
4	Report on oil/gas drilling in protected areas.	Abstain	Stockholder	Against
5	Report on Political Contributions.	Abstain	Stockholder	Against
5	Adopt an animal welfare policy.	Against	Stockholder	With
7	Report on human rights.	Against	Stockholder	With
8	Report on expenses incurred relating-toTexaco drilling sites in Ecuador.	For	Stockholder	Against

COCA COLA CO.

Ticker Symbol:KO	Cusip Number:191216100
Record Date: 2/21/2006	Meeting Date: 4/19/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 11 Directors	For	Issuer	With
2	Ratify appointment of auditors	For	Issuer	With
3	Approve amendment to 1989 Restricted Stock Award Plan.	Against	Issuer	Against
4	Proposal to disclose charitable contributions	Against	Stockholder	With
5	Proposal to report on implementation of Beverage Container Recycling Strategy.	Against	Stockholder	With
6	Proposal regarding Restricted Stock	For	Stockholder	Against
7	Proposal regarding environmental impact of Indian operations.	For	Stockholder	Against
8	Proposal regarding independent delegation of inquiry to Colombia	Against	Stockholder	With

CONAGRA FOODS, INC.

Ticker Symbol:CAG	Cusip Number:205887102
Record Date: 7/25/2005	Meeting Date: 9/22/2005
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 4 Directors	For	Issuer	With
2	De-classify Board of Directors	For	Issuer	With
3	Repeal Supermajority Provision of Article XIV of Certificate of Incorporation.	For	Issuer	With
4	Repeal Supermajority Provision of Article XV of Certificate of Incorporation.	For	Issuer	With
5	Ratify appointment of auditors	For	Issuer	With
6	Report on CAK slaughter technology	Against	Stockholder	With
7	Report on Genetically-Engineered Products	For	Stockholder	Against
8	Suspension of Stock Grants for Directors and Senior Execs.	For	Stockholder	Against

CSK AUTO CORP.

Ticker Symbol:CAO	Cusip Number:125965103
Record Date: 10/27/2005	Meeting Date: 12/2/2005
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Amend CSK Auto Corp. Ctf. of Incorporation to increase the authorized number of common shares	Against	Issuer	Against

DOVER MOTORSPORTS, INC.

Ticker Symbol:DVD	Cusip Number:260174107
Record Date: 3/24/2006	Meeting Date: 4/26/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 3 Directors	Against	Issuer	Against

EXXONMOBIL CORP.

Ticker Symbol:XOM	Cusip Number:30231G102
Record Date: 4/6/2006	Meeting Date: 5/31/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 12 Directors	For	Issuer	With
2	Ratify appointment of auditors.	For	Issuer	With
3	Provide for cumulative voting	For	Stockholder	Against
4	Elect directors by majority vote.	Against	Stockholder	With
5	Require that some directors have petroleum industry experience	Against	Stockholder	With
6	Adopt director qualification measures.	Against	Stockholder	With
7	Shareholder approval of non-employee director compensation.	Abstain	Stockholder	Against
8	Separate roles of Chairman and CEO.	For	Stockholder	Against
9	Initiate review and report on executive compensation policies.	Against	Stockholder	With
10	Request that social responsibility and environmental criteria be among goals that executives must meet.	Against	Stockholder	With
11	Report on political contributions	Against	Stockholder	With
12	Review/report anti-discrimination statement re corporate sponsorships and exec. Perks.	Against	Stockholder	With
13	Amend EEO policy	Against	Stockholder	With
14	Prepare biodiversity impact report from drilling in ANWAR and other protected locations.	Abstain	Stockholder	Against
15	Report om environmental impact in every location where XOM operates.	Abstain	Stockholder	Against

FORD MOTOR CO.

Ticker Symbol:F	Cusip Number:345370860
Record Date: 3/15/2006	Meeting Date: 5/11/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 12 Directors	For	Issuer	With
2	Ratify appointment of auditors.	For	Issuer	With
3	Disclose officers' compensation	For	Stockholder	Against
4	Report on CAFE lobbying efforts	Against	Stockholder	With
5	Adopt cumulative voting in electing directors.	For	Stockholder	Against
6	Tie executive compensation to reduction in greenhouses gases.	Against	Stockholder	With
7	Recapitalization plan to provide that all shares have one vote.	Abstain	Stockholder	Against
8	Publish report on global warming.	Against	Stockholder	With
9	Remove language re sexual preference from EEO policies.	Against	Stockholder	With
10	Prohibit Board Chairman from having any management duties.	For	Stockholder	Against

GENERAL MILLS, INC.

Ticker Symbol:GIS	Cusip Number:370334104
Record Date: 7/28/2005	Meeting Date: 9/26/2005
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 12 Directors	For	Issuer	With
2	Ratify appointment of auditors	For	Issuer	With
3	Adopt 2005 Stock Compens. Plan	For	Issuer	With
4	Proposal regarding sale of Company	Against	Issuer	With

GENERAL MOTORS CORP.

Ticker Symbol:GM	Cusip Number:370442105
Record Date: 4/7/2006	Meeting Date: 6/6/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 12 Directors	For	Issuer	With
2	Ratify appointment of auditors.	For	Issuer	With
3	Prohibit awarding, re-pricing or renewing stock options.	Against	Stockholder	With
4	Publish report on global warming	Against	Stockholder	With
5	Separate roles of Chairman and CEO.	For	Stockholder	Against
6	Recoup unearned incentive bonuses.	For	Stockholder	Against
7	Adopt cumulative voting	For	Stockholder	Against
8	Provide for majority vote to elect directors.	Against	Stockholder	With

GEN'L ELECTRIC CO.

Ticker Symbol:GE	Cusip Number:369604103
Record Date: 2/27/2006	Meeting Date: 4/26/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 15 Directors	For	Issuer	With
2	Ratify selection of auditors.	For	Issuer	With

GENUINE PARTS CO.

Ticker Symbol:GPC	Cusip Number:372460105
Record Date: 2/10/2006	Meeting Date: 4/17/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 5 Directors	For	Issuer	With
2	Amend Articles of Incorporation to provide for annual election of directors.	For	Issuer	With
3	Adopt 2006 L-T Incentive Plan	For	Issuer	With
4	Ratify selection of Auditors.	For	Issuer	With

GOODYEAR TIRE & RUBBER CO.

Ticker Symbol:GT	Cusip Number:382550101
Record Date: 2/16/2006	Meeting Date: 4/11/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 2 Class II Directors and 3 Class III Directors	For	Issuer	With
2	Amend Code of Regulations to provide for annual election of directors	For	Issuer	With
3	Amend Articles of Incorporation to increase authorized common to 450MM shares	Against	Issuer	Against
4	Ratify appointment of auditors	For	Issuer	With
5	Adopt simple majority vote for all issues requiring shareholder vote	Against	Stockholder	With

KELLOGG CO.

Ticker Symbol:K	Cusip Number:487836108
Record Date: 3/1/2006	Meeting Date: 4/21/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 4 Directors	For	Issuer	With
2	Ratify appointment of auditors.	For	Issuer	With
3	Approve Kellogg Co. Sr. Exec, Annual Incentive Plan.	Against	Issuer	Against
4	Prepare Report on Sustainability Issues.	Against	Issuer	With

LOWE'S COMPANIES, INC.

Ticker Symbol:LOW	Cusip Number:548661107
Record Date: 3/31/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 4 Directors	For	Issuer	With
2	Approve 2006 Annual Incentive Plan	Against	Issuer	Against
3	Approve 2006 Long-term Incentive Plan	For	Issuer	With
4	Ratify appointment of auditors	For	Issuer	With
5	Approve amendments to articles of incorporation	For	Issuer	With
6	Require annual report on Wood Procurement Policy	Abstain	Stockholder	Against

MARATHON OIL CORP.

Ticker Symbol:MRO	Cusip Number:565849106
Record Date: 2/27/2006	Meeting Date: 4/26/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 3 Directors	For	Issuer	With
2	Ratify selection of auditors	For	Issuer	With
3	Proposal to declassify the Board of Directors	For	Issuer	With
4	Amend Restated Articles of Incorporation to revise purpose clause, eliminate Series A Junior Preferred Stock, and make other technical changes.	For	Issuer	With
5	Require majority vote in election of Directors.	For	Stockholder	Against
6	Require simple majority vote on all issues subject-to shareholder vote.	Against	Stockholder	With

MBNA CORP.

Ticker Symbol:KRB	Cusip Number:060505104
Record Date: 9/2/2005	Meeting Date: 11/3/2005
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Approve the merger of MBNA Corp. with Bank of America Corp.	Against	Issuer	Against
2	If necessary, approve the adjournment of the special meeting in order to solicit additional proxies	Abstain	Issuer	Against

MOLSONCOORS BREWING CO.

Ticker Symbol:TAP	Cusip Number:60871R209
Record Date: 3/31/2006	Meeting Date: 5/17/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 3 Directors	For	Issuer	With

NEWELL RUBBERMAID, INC.

Ticker Symbol:NWL	Cusip Number:651229106
Record Date: 3/15/2006	Meeting Date: 5/9/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 3 Directors	For	Issuer	With
2	Approval of amended and restated 2003 Stock Plan	Against	Issuer	Against
3	Approval of employee stock purchase plan.	For	Issuer	With
4	Ratify appointment of auditors.	For	Issuer	With
5	Redeem current or future "poison pill" provision unless submitted to shareholder vote.	For	Stockholder	Against
6	Repeal classified board.	For	Stockholder	Against

NEWS CORPORATION

Ticker Symbol:NWS	Cusip Number:65248E203
Record Date: 9/7/2005	Meeting Date: 10/21/2005
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 4 Directors	Against	Issuer	Against
2	Ratify appointment of auditors	For	Issuer	With
3	Approve issuance of CL A shares to A. E. Harris Trust	For	Issuer	With
4	Approve increase in annual limit on fees paid to Directors	Against	Issuer	Against

NEXTEL COMMUNICATIONS

Ticker Symbol:NXTL	Cusip Number:852061100
Record Date: 5/20/2005	Meeting Date: 7/13/2005
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Adoption of the amended agreement and plan of merger with Sprint Corp.	For	Issuer	With
2	Approval of any motion to adjourn the annual meeting.	For	Issuer	With
4	Appoint Deloitte& Touche as Nextel's independent registered auditor for 2005.	For	Issuer	With
5	Approval of the Nextel Communications, Inc. amended and restated incentive equity plan.	For	Issuer	With

PEPSICO, INC.

Ticker Symbol:PEP	Cusip Number:713448108
Record Date: 3/10/2006	Meeting Date: 5/3/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 15 Directors	For	Issuer	With
2	Approval of independent auditors	For	Issuer	With
3	Report on Political Contributions	Abstain	Stockholder	Against
4	Report on charitable contributions.	Abstain	Stockholder	Against

PROCTER & GAMBLE COMPANY

Ticker Symbol:PG	Cusip Number:742718109
Record Date: 5/19/2005	Meeting Date: 7/12/2005
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Adopt Agreement and Plan of Merger among P&G, Gillette Co. and a wholly-owned sub of P&G created to complete the merger.	For	Issuer	With
2	Adjourn special meeting to later date, if this becomes necessary.	For	Issuer	With

PROCTER & GAMBLE COMPANY

Ticker Symbol:PG	Cusip Number:742718109
Record Date: 8/12/2005	Meeting Date: 10/11/2005
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 5 Directors	For	Issuer	With
2	Ratify appointment of auditors	For	Issuer	With
3	Amend Articles of Incorporation	For	Issuer	With
4	De-classify Board of Directors	For	Issuer	With
5	Comply with animal test policy	Abstain	Stockholder	Against
6	Explore sale of the company	Against	Stockholder	With
7	Report on political contributions	For	Stockholder	Against

RADIOSHACK CORP.

Ticker Symbol:RSH	Cusip Number:750438103
Record Date: 3/21/2006	Meeting Date: 5/17/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 10 Directors	For	Issuer	With

RC2 CORPORATION

Ticker Symbol:RCRC	Cusip Number:749388104
Record Date: 3/20/2006	Meeting Date: 5/5/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 10 Directors	For	Issuer	With

SIRIUS SATELLITE RADIO, INC.

Ticker Symbol:SIRI	Cusip Number:82966U103
Record Date: 4/3/2006	Meeting Date: 5/23/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 8 Directors	For	Issuer	With

SONY CORPORATION

Ticker Symbol:SNE	Cusip Number:835699307
Record Date: 3/31/2006	Meeting Date: 6/22/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 14 Directors	For	Issuer	With
2	Amend Articles of Incorporation	For	Issuer	With
3	Issue Stock Acquisiton Rights for purpose of granting stock options	For	Issuer	With
4	Amend Articles of Incorporationto disclose directors' compensation.	For	Issuer	Against

SPEEDWAY MOTORSPORTS, INC.

Ticker Symbol:TRK	Cusip Number:847788106
Record Date: 3/1/2006	Meeting Date: 4/19/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 3 Directors	Against	Issuer	Against
2	Ratify selection of auditors.	For	Issuer	With

SUNOCO, INC.

Ticker Symbol:SUN	Cusip Number:86764P109
Record Date: 2/9/2006	Meeting Date: 5/4/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 10 Directors	For	Issuer	With
2	Approve Sunoco Executive Incentive Plan.	Against	Issuer	Against
3	Ratify appointment of auditors.	For	Issuer	With

TARGET CORP.

Ticker Symbol:TGT	Cusip Number:87612E106
Record Date: 3/20/2006	Meeting Date: 5/17/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 4 Directors	For	Issuer	With
2	Ratify appointment of auditors.	For	Issuer	With
3	Report on political contributions.	For	Stockholder	Against

TEXAS INSTRUMENTS, INC.

Ticker Symbol:TXN	Cusip Number:882508104
Record Date: 2/21/2006	Meeting Date: 4/20/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 12 Directors	For	Issuer	With
2	Ratify appointment of auditors.	For	Issuer	With

THE HOME DEPOT, INC.

Ticker Symbol:HD	Cusip Number:437076102
Record Date: 3/28/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 11 Directors	For	Issuer	With
2	Ratify appointment of auditors	For	Issuer	With
3	Compensation Committee Report	Against	Stockholder	With
4	Employment Diversity Report	Against	Stockholder	With
5	Independent Board Chairman	For	Stockholder	Against
6	Elect directors by majority vote.	Against	Stockholder	With
7	Shareholder approval of extraordinary retirement benfits	For	Stockholder	Against
8	Report on political contributions	Against	Stockholder	With
9	Disclose amounts of retirement benefits to named executives.	Abstain	Stockholder	Against
10	Affirm political non-partisanship.	Abstain	Stockholder	Against

UNITED PARCEL SERVICES, INC.

Ticker Symbol:UPS	Cusip Number:911312106
Record Date: 3/9/2006	Meeting Date: 5/4/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 12 Directors	For	Issuer	With
2	Ratify appointment of auditors.	For	Issuer	Against

USG CORP.

Ticker Symbol:USG	Cusip Number:903293405
Record Date: 3/15/2006	Meeting Date: 5/10/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 4 Directors	For	Issuer	With
2	Approve USG Mgt. Incentive Plan	Against	Issuer	Against
3	Approve USG Corp. Long-Term Incentive Plan	For	Issuer	With
4	Ratify the appointment of auditors.	For	Issuer	With

XM SATELLITE RADIO

Ticker Symbol:XMSR	Cusip Number:983759101
Record Date: 4/14/2006	Meeting Date: 5/26/2006
Proposal #	Proposal	Vote	Author	vs. Mgmt
1	Election of 11 Directors	For	Issuer	With
2	Ratify appointment of auditors	For	Issuer	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

StockCar Stocks Mutual Fund, Inc.

By Robert T. Carter, C.F.A.

* Robert T. Carter, C.F.A.

Portfolio Manager

Date: August 30, 2006

*Print the name and title of each signing officer under his or her signature.